SHARE CAPITAL (Narrative) (Details)												1 Months Ended	12 Months Ended
	Jul. 03, 2026 shares	Jun. 11, 2026 $ / shares shares	Jan. 30, 2026 USD ($) Share $ / shares shares	Dec. 22, 2025 USD ($) Share $ / shares shares	Jul. 03, 2025 Share shares	Jun. 20, 2025 USD ($) Share $ / shares shares	Jun. 11, 2025 USD ($) Share $ / shares shares	Dec. 11, 2024 USD ($) Share $ / shares shares	Dec. 03, 2024 USD ($) Share $ / shares shares	Nov. 08, 2024 USD ($) Share $ / shares shares	Jun. 17, 2024 CAD ($) Share $ / shares	Jun. 30, 2026 Share	May 31, 2026 CAD ($) Share shares $ / shares	May 31, 2026 USD ($) Share shares $ / shares	May 31, 2025 CAD ($) Share shares $ / shares	May 31, 2025 CAD ($) $ / shares shares	May 31, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares													33,867,884		29,613,178	29,613,178
Number of shares outstanding | shares													33,867,884		29,613,178	29,613,178
Proceeds from issuing shares | $													$ 45,164,353		$ 14,746,978
Number of options exercised													707,175	707,175	206,378
Exercise price of options exercised | $ / shares													$ 3.3587		$ 4.0335
Shares issued for warrants and options exercised | shares													968,328	968,328	1,853,661
Proceeds from exercise of options and warrants | $													$ 3,733,167		$ 6,031,476
Derivative financial liabilities | $													8,332,321		182,137	$ 182,137
Vesting stock option expense | $													5,166,101		3,235,588
Shares issued on exercise of warrants | $													$ 4,345,394		$ 5,199,050
Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares													0		0	0
Number of shares outstanding | shares													0		0	0
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted | shares													1,605,021	1,605,021	493,076
Warrants [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of warrants expired												8
February 2021 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised															272,228
Exercise price of warrants exercised | $ / shares															$ 1.625
April 2021 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised															313,334
Exercise price of warrants exercised | $ / shares															$ 1.625
July 2022 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised															338,590
Exercise price of warrants exercised | $ / shares															$ 3.25
April 2023 Share Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised															589,935
Exercise price of warrants exercised | $ / shares															$ 4.225
April 2023 Finder Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised															38,976
Exercise price of warrants exercised | $ / shares															$ 4.225
June 2024 Share Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised													253,739	253,739	92,308
Exercise price of warrants exercised | $ / shares													$ 5.2		$ 5.2
June 2024 Share Warrants [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised												71,050
June 2024 Finder Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised													7,414	7,414	1,912
Exercise price of warrants exercised | $ / shares													$ 5.2		$ 5.2
June 2024 Finder Warrants [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised												13,461
November 2024 Share Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised													51,497	51,497
Shares issued for warrants and options exercised | shares													25,741	25,741
Number of warrants cancelled | shares													25,756	25,756
Derivative financial liabilities | $													$ 460,861
June 2025 Share Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised													100,590	100,590
Exercise price of warrants exercised | $ / shares														$ 10.13
Shares issued for warrants and options exercised | shares													100,590	100,590
Proceeds from exercise of options and warrants | $														$ 1,018,977
Derivative financial liabilities | $													$ 1,103,618
Option Exercise 1 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													266,944	266,944	69,500
Exercise price of options exercised | $ / shares													$ 2.1125		$ 2.1125
Option Exercise 2 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													7,077	7,077	37,692
Exercise price of options exercised | $ / shares													$ 2.275		$ 2.34
Option Exercise 3 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													74,000	74,000	13,154
Exercise price of options exercised | $ / shares													$ 2.34		$ 3.25
Option Exercise 4 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													160,346	160,346	23,798
Exercise price of options exercised | $ / shares													$ 3.25		$ 3.5424
Option Exercise 5 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													14,500	14,500	20,615
Exercise price of options exercised | $ / shares													$ 3.5425		$ 4.843
Option Exercise 6 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													92,308	92,308	1,619
Exercise price of options exercised | $ / shares													$ 4.16		$ 6.5
Option Exercise 7 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													65,000	65,000	40,000
Exercise price of options exercised | $ / shares													$ 6.5		$ 9
Option Exercise 8 [Member]
Disclosure of classes of share capital [line items]
Number of options exercised													27,000	27,000
Exercise price of options exercised | $ / shares													$ 9
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted					100,000
Expense recognized for services provided based on vesting conditions | $													$ 1,191,450		$ 0
Restricted Share Units [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
RSUs issued and vested (in shares) | shares	30,000
Restricted Share Units [Member] | Tranche One [Member]
Disclosure of classes of share capital [line items]
RSUs issued and vested (in shares) | shares					35,000
Restricted Share Units [Member] | Tranche Two [Member]
Disclosure of classes of share capital [line items]
RSUs issued and vested (in shares) | shares					35,000
Restricted Share Units [Member] | Tranche Three [Member]
Disclosure of classes of share capital [line items]
RSUs issued and vested (in shares) | shares					30,000
Public Offering [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares		1,028,645
Issue price per share | $ / shares		$ 15.2
Public Offering [Member] | Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares				1,739,130			947,868			941,177
Issue price per share | $ / shares				$ 11.5			$ 8.44			$ 4.25
Proceeds from issuing shares | $				$ 27,495,993			$ 10,932,008			$ 4,000,002
Public Offering [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted				869,565									1,605,021	1,605,021	53,181
Exercise price of warrants issued | $ / shares				$ 16												$ 4.675
Public Offering [Member] | Warrants - Derivative Financial Liability [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted				52,172		71,090	473,934	1,123	5,000	47,058
Exercise price of warrants issued | $ / shares				$ 14.375		$ 10.13	$ 10.13	$ 4.675	$ 4.675	$ 4.675
Private Placements [Member] | June 2024 Unit [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted											834,178
Price per unit issued | $ / shares											$ 4.225
Proceeds from issuing units | $											$ 3,524,400
Private Placements [Member] | June 2024 Share Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants issued | $ / shares											$ 5.2
Acceleration right price | $ / shares											$ 6.175
Private Placements [Member] | June 2024 Finder Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted											22,789
Share issue related cost | $											$ 144,054
Exercise price of warrants issued | $ / shares											$ 5.2
Over-Allotment Option [Member] | Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares			260,869			142,180		22,470	100,000
Issue price per share | $ / shares			$ 11.5			$ 8.44		$ 4.25	$ 4.25
Proceeds from issuing shares | $			$ 4,068,591			$ 1,647,359		$ 95,498	$ 425,000
Over-Allotment Option [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted			130,434
Exercise price of warrants issued | $ / shares			$ 16
Over-Allotment Option [Member] | Warrants - Derivative Financial Liability [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted			7,826
Exercise price of warrants issued | $ / shares			$ 14.375
August 6, 2029 [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of options expired												1,538
July 3, 2030 [Member] | Subsequent Events [Member]
Disclosure of classes of share capital [line items]
Number of options expired												11,023
Share Capital [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares													33,867,884		29,613,178	29,613,178	21,759,130
Shares issued on exercise of warrants, shares | shares													261,153	261,153	1,647,283
Shares issued on exercise of warrants | $													$ 4,578,802		$ 6,490,994
RSUs issued and vested (in shares) | shares													70,000	70,000
Warrant Reserve [Member]
Disclosure of classes of share capital [line items]
Shares issued on exercise of warrants | $													$ (226,401)		(1,247,778)
Contributed Surplus [Member]
Disclosure of classes of share capital [line items]
Shares issued on exercise of warrants | $													$ (7,007)		$ (44,166)
Aduros Security Holders [Member] | Special Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted													8,205,124	8,205,124
Aduros Security Holders [Member] | Class A Special Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted													4,102,562	4,102,562
Aduros Security Holders [Member] | Class B Special Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants or units granted													4,102,562	4,102,562